Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current assets [Abstract]
Prepaid expenses	$ 3,169	$ 2,232
VAT receivable	150	178
Other receivables	1,582	119
Other current assets	$ 4,901	$ 2,529